TAXATION - Schedule of Tax on Profit Before Tax Differs from Theoretical Amount that Arise Using Basic Corporation Tax Rate (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Major components of tax expense (income) [abstract]
Statutory tax rate (percentage)	25.00%	25.00%
Profit before tax	£ 764	£ 804
Tax calculated at the statutory rate of 25% (H1-24: 25%)	191	201
Bank surcharge on profits	21	22
Non-deductible preference dividends paid	4	4
Non-deductible UK Bank Levy	6	6
Other non-deductible costs and non-taxable income	4	(3)
Tax relief on dividends in respect of other equity instruments	(20)	(19)
Adjustment to prior year provisions	(10)	(4)
Tax on profit	£ 196	£ 207